UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
October 28, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $243,473(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     8302    95740 SH       SOLE               95740             95740
ABB Ltd. ADR                   ADR        000375204     6507   308100 SH       SOLE              308100            308100
AT&T Corp                      COM        00206R102      289    10091 SH       SOLE               10091             10091
America Movil-ADR Series L     ADR        02364W105     7904   148210 SH       SOLE              148210            148210
Apache Corp.                   COM        037411105     6031    61687 SH       SOLE               61687             61687
Apple Computers                COM        037833100      231      813 SH       SOLE                 813               813
Avon Products                  COM        054303102     6597   205450 SH       SOLE              205450            205450
BP PLC-Sponsored ADR           ADR        055622104      221     5379 SH       SOLE                5379              5379
BankAmerica Corp.              COM        060505104     5293   403940 SH       SOLE              403940            403940
Becton Dickinson & Co.         COM        075887109     6549    88377 SH       SOLE               88377             88377
Berkshire Hathaway Class B     COM        084670702     7881    95315 SH       SOLE               95315             95315
CSX Corp                       COM        126408103     6648   120180 SH       SOLE              120180            120180
ChevronTexaco Corp             COM        166764100      317     3910 SH       SOLE                3910              3910
China Mobile Hong Kong Ltd Spo ADR        16941M109     5413   105865 SH       SOLE              105865            105865
Cisco Systems, Inc.            COM        17275R102     7140   326039 SH       SOLE              326039            326039
Coca Cola Co.                  COM        191216100     6396   109304 SH       SOLE              109304            109304
Colgate Palmolive Co           COM        194162103     7311    95117 SH       SOLE               95117             95117
Danaher Corporation            COM        235851102     8245   203029 SH       SOLE              203029            203029
Diageo Plc ADR                 ADR        25243Q205     6558    95033 SH       SOLE               95033             95033
EMC Corp.                      COM        268648102     7792   383654 SH       SOLE              383654            383654
Eli Lilly Co Inc               COM        532457108      205     5622 SH       SOLE                5622              5622
Exxon Mobil Corporation        COM        30231G102      975    15778 SH       SOLE               15778             15778
Fomento Economico Mexico S.A.B COM        344419106     8233   162295 SH       SOLE              162295            162295
Google                         COM        38259P508     7651    14551 SH       SOLE               14551             14551
H.J. Heinz Co.                 COM        423074103     7065   149145 SH       SOLE              149145            149145
IShares S&P Small-Cap 600 Inde COM        464287804      403     6820 SH       SOLE                6820              6820
ITT Industries                 COM        450911102      619    13228 SH       SOLE               13228             13228
International Business Machine COM        459200101     8654    64518 SH       SOLE               64518             64518
JP Morgan Chase & Co.          COM        46625H100      301     7918 SH       SOLE                7918              7918
Johnson & Johnson              COM        478160104     7203   116259 SH       SOLE              116259            116259
Johnson Controls Inc.          COM        478366107     7505   246055 SH       SOLE              246055            246055
MasterCard                     COM        57636Q104     6500    29020 SH       SOLE               29020             29020
Novartis AG-ADR                ADR        66987V109     9011   156254 SH       SOLE              156254            156254
Petroleo Brasileiro S.A. Spons ADR        71654V101     7696   234500 SH       SOLE              234500            234500
Procter & Gamble               COM        742718109      355     5915 SH       SOLE                5915              5915
Qualcomm Inc.                  COM        747525103     9180   203400 SH       SOLE              203400            203400
Sasol LTD Sponsored ADR        ADR        803866300     6607   147513 SH       SOLE              147513            147513
Schlumberger, Ltd.             COM        806857108     5923    96135 SH       SOLE               96135             96135
Starbucks Corporation          COM        855244109      209     8180 SH       SOLE                8180              8180
Target Corp.                   COM        87612E106     9158   171370 SH       SOLE              171370            171370
Toyota Motor Co ADR            ADR        892331307     3992    55775 SH       SOLE               55775             55775
United Technologies Corp       COM        913017109     9415   132173 SH       SOLE              132173            132173
Vanguard Mid-Cap VIPER         ETF        922908629      255     3842 SH       SOLE                3842              3842
Vanguard Total Stock Market Vi ETF        922908769     1885    32293 SH       SOLE               32293             32293
Wal-Mart Stores                COM        931142103      966    18050 SH       SOLE               18050             18050
iShares MSCI EAFE Index Fund   ETF        464287465     5469    99579 SH       SOLE               99579             99579
iShares MSCI Emerging Markets  ETF        464287234     6183   138098 SH       SOLE              138098            138098
iShares Russell 1000 Index Fun ETF        464287622      230     3650 SH       SOLE                3650              3650